SHARE-BASED COMPENSATION ARRANGEMENTS (Tables)	6 Months Ended
Jun. 30, 2026
SHARE-BASED COMPENSATION ARRANGEMENTS
Summary of share options activities

	Weighted average
	exercise price	Number of options
	USD
Outstanding as of January 1, 2026	1.3	95,160,657
Expired	1.1	(8,065)
Forfeited	1.2	(399,903)
Exercised	0.8	(3,850,311)
Outstanding as of June 30, 2026	1.3	90,902,378
Exercisable as of June 30, 2026	1.3	86,429,269

2018 Share Plan, Restricted share units
SHARE-BASED COMPENSATION ARRANGEMENTS
Summary of restricted share units activities

Number of
restricted
share units
Outstanding as of January 1, 2026	22,413,960
Forfeited	(1,388,733)
Vested	(1,931,136)
Outstanding as of June 30, 2026	19,094,091

2026 Share Plan, Restricted share units
SHARE-BASED COMPENSATION ARRANGEMENTS
Summary of restricted share units activities

Number of
restricted
share units
Outstanding as of January 1, 2026	—
Granted	8,509,529
Forfeited	(822,300)
Vested	(417)
Outstanding as of June 30, 2026	7,686,812